Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
US Vegan Climate ETF
Shareholder Report [Line Items]
Fund Name	US Vegan Climate ETF
Class Name	US Vegan Climate ETF
Trading Symbol	VEGN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://veganetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://veganetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Vegan Climate ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
VEGN outperformed the S&P500 Index in the first half of its financial year and underperformed in the second half. Some of this outperformance and underperformance was driven by the price movement of Tesla stock, which rose sharply in the latter half of 2024 then fell dramatically in early 2025. Tesla is no longer a component of the US Vegan Climate Index® and therefore no longer held by VEGN.
The performance for the full year was +14.40% on NAV whereas performance of the S&P500 Index was +16.33%. In the first half of the year performance was 12.36% on NAV versus the S&P500 Index at 10.12%. In the second half of the year performance was 1.68% versus the S&P500 Index at 5.64%.
Other major contributors such as Broadcom, Oracle and Nvidia were strong performers throughout the financial year. Among underperformers, Accenture was weak throughout the year, whereas UnitedHealth was primarily weak in the second half of the financial year.
The exclusion of stocks according to business activities was a major factor in VEGN’s relative performance, with over the full financial year, exclusions due to financing prohibited activities and companies profiting from animal-derived products and animal testing being a source of outperformance. Underperforming categories of exclusion were animals in captivity, fossil fuels and other environmental damage, and human rights.
By sector, underweights to Consumer, Healthcare, Industrials and Utilities and the overweight to Financials contributed to the Fund’s positive performance.. In contrast, overweight positions in Real Estate, Technology and Communications detracted as did  underweights to Energy and Materials.

Top Contributors
↑	Broadcom, Inc.
↑	NVIDIA Corporation
↑	Oracle Corporation
↑	Tesla, Inc.
↑	Visa, Inc. - Class A

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Adobe, Inc.
↓	Accenture PLC - Class A
↓	Applied Materials, Inc.
↓	Qualcomm, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	14.40	14.85	15.45
S&P 500 TR	16.33	15.88	15.47
Beyond Investing US Vegan Climate GTR Index	15.21	15.63	16.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://veganetf.com/ for more recent performance information. Visit https://veganetf.com/ for more recent performance information.
Net Assets	$ 120,635,442
Holdings Count | $ / shares	252
Advisory Fees Paid, Amount	$ 657,181
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$120,635,442
Number of Holdings	252
Net Advisory Fee	$657,181
Portfolio Turnover	15%
30-Day SEC Yield	0.60%
30-Day SEC Yield Unsubsidized	0.60%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
NVIDIA Corporation	5.6%
Broadcom, Inc.	5.3%
Alphabet, Inc.	4.8%
Apple, Inc.	4.3%
Oracle Corporation	3.7%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Advanced Micro Devices, Inc.	2.9%
Cisco Systems, Inc.	2.5%
International Business Machines Corporation	2.2%

Top Sectors	(% of Net Assets)
Technology	46.9%
Financial	19.8%
Communications	16.8%
Consumer, Non-cyclical	8.0%
Industrial	4.5%
Consumer, Cyclical	3.0%
Energy	0.3%
Utilities	0.1%
Cash & Other	0.6%

Updated Prospectus Web Address	https://veganetf.com/